Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

In accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.  The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO¹ ($)	Summary Compensation Table Total for Second PEO¹ ($)	Compensation Actually Paid to First PEO¹˒²˒³ ($)	Compensation Actually Paid to Second PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Millions)	Cumulative Net Student Loan Cash Flows ($ Millions)⁵
							TSR ($)	Peer Group TSR[4] ($)
2023	12,063,101	5,062,340	10,488,560	6,302,505	1,880,357	1,756,324	163.20	105.65	228	1,746
2022	8,273,918	—	(533,002)		2,118,667	1,023,263	138.88	100.43	645	2,050
2021	7,883,966	—	23,762,521		1,822,804	3,722,320	172.23	116.80	717	3,115
2020	8,101,707	—	5,345,427		1,568,826	789,337	76.88	91.65	412	2,655

(1)

Jack Remondi was our PEO for each of 2020, 2021, and 2022, and the PEO for 2023 through May 2023 (“First PEO”). David Yowan has been our PEO since May 2023 (“Second PEO”). The Non-PEO NEOs for each applicable year are as follows:

•	2023: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2022: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2021: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2020: Joe Fisher, John Kane, Mark Heleen, Steve Hauber, Ted Morris and Christian Lown.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total on page 78 with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below for the most recent fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	12,063,101	(4,908,202)	3,333,661	10,488,560

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	5,062,340	(3,797,694)	5,037,859	6,302,505

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521
2020	8,101,707	(4,999,972)	2,243,692	5,345,427

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2023	1,880,357	(905,376)	781,343	1,756,324
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320
2020	1,568,826	(656,649)	(122,840)	789,337

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2023	4,391,246	(1,284,516)	78,570	148,361	—	—	3,333,661

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2023	4,906,509	—	131,350	—	—	—	5,037,859
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total - Inclusion of Equity Values for First PEO ($)
2022	3,650,102	(5,076,922)	89,618	(2,106,270)	0	0	(3,443,472)
2021	10,433,778	9,288,158	144,554	1,012,052	0	0	20,878,542
2020	3,930,794	(1,445,841)	61,409	(302,670)	0	0	2,243,692

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)(a)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	834,782	(107,807)	4,597	49,771	0	0	781,343
2022	654,630	(586,311)	4,981	(246,250)	0	0	(172,950)
2021	1,373,835	1,029,085	6,836	177,247	0	0	2,587,003
2020	366,243	(141,389)	1,936	(53,872)	(295,758)	0	(122,840)

(a)

This column includes the year-end value of the portion(s) of performance stock unit awards approved in a prior year with a grant date in 2023 when the “Core Earnings” Return on Equity measure for that portion is established. See discussion of the Long-term Incentive Program section in the Compensation Discussion and Analysis above.

(4)

The Peer Group TSR set forth in this table utilizes the S&P 600 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023 we have changed this comparator group to better align with our 10-K Performance Graph. Prior to 2023, we utilized the S&P 400 Financials Index. TSR performance for the S&P 400 Financials Index, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, would have been: $98.37, $130.97, $126.99, and $137.39, respectively.

(5)

We determined Cumulative Net Student Loan Cash Flows to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and other non-PEO NEOs in 2023.  Cumulative Net Student Loan Cash Flows is a non-GAAP financial measure. For more information on Cumulative Net Student Loan Cash Flows, including the type of adjustments and exclusions, please see the “2023 Long-term Incentive Program” section of the Compensation Discussion and Analysis included in this proxy statement.  This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020.  In 2024, Cumulative Net Student Loan Cash Flows will not be the most important financial performance measure; instead, relative total shareholder return is expected to be the most important financial performance measure.  For the Cumulative Net Student Loan Cash Flows for 2023, certain adjustments were made to the cash flow value in determining the performance of the 2021-23 PSUs which vested in 2023. For more information on the types of adjustments and exclusions that can be made to these cash flows, see the definition in footnote 14.

Relationship Between “Compensation Actually Paid” And Performance Measures

The following charts show the strong link between Compensation Actually Paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis on page 58.

The first chart below sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the cumulative TSR of the S&P 600 Financials Index over the four most recently completed fiscal years. The second chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Income over the four most recently completed fiscal years.  The third chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cumulative Net Student Loan Cash Flows during the four most recently completed fiscal years.

SEC rules for disclosing the relationship between “compensation actually paid” and performance measures allow companies to select, among other things, the most important financial performance measure and the peer group for calculating TSR.  Additionally, the SEC rules do not mandate a particular format for disclosing the relationship between pay and performance.  As a result, the relationships disclosed by other companies regarding compensation actually paid and performance measures may not be comparable to the relationships disclosed by Navient above, as other companies may have selected different financial performance measures and/or peer groups for their disclosure and may have used different methodologies and assumptions for selecting these metrics.  In addition, the relationship between the Company’s pay and performance may evolve over time as the Company’s business strategy and the design of the Company’s incentive programs evolve to better align with shareholder value and to recognize the evolving nature of our businesses as our legacy portfolio continues to amortize.

2023 Performance Measures

As noted above, our Compensation Committee believes in a wholistic evaluation of our executives’ and our company’s performance and uses a mix of well-balanced performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation.  As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2023 compensation decisions are listed below.

•	Cumulative Net Student Loan Cash Flows
•	Return on Equity
•	Adjusted Diluted “Core Earnings” Per Share
•	Relative Total Shareholder Return

Peer Group Issuers, Footnote [Text Block]

The Peer Group TSR set forth in this table utilizes the S&P 600 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For 2023 we have changed this comparator group to better align with our 10-K Performance Graph. Prior to 2023, we utilized the S&P 400 Financials Index. TSR performance for the S&P 400 Financials Index, for the years ending 12/31/2020, 12/31/2021, 12/31/2022, and 12/31/2023, would have been: $98.37, $130.97, $126.99, and $137.39, respectively.

Adjustment To PEO Compensation, Footnote [Text Block]

In accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.  The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO¹ ($)	Summary Compensation Table Total for Second PEO¹ ($)	Compensation Actually Paid to First PEO¹˒²˒³ ($)	Compensation Actually Paid to Second PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Millions)	Cumulative Net Student Loan Cash Flows ($ Millions)⁵
							TSR ($)	Peer Group TSR[4] ($)
2023	12,063,101	5,062,340	10,488,560	6,302,505	1,880,357	1,756,324	163.20	105.65	228	1,746
2022	8,273,918	—	(533,002)		2,118,667	1,023,263	138.88	100.43	645	2,050
2021	7,883,966	—	23,762,521		1,822,804	3,722,320	172.23	116.80	717	3,115
2020	8,101,707	—	5,345,427		1,568,826	789,337	76.88	91.65	412	2,655

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below for the most recent fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	12,063,101	(4,908,202)	3,333,661	10,488,560

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	5,062,340	(3,797,694)	5,037,859	6,302,505

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521
2020	8,101,707	(4,999,972)	2,243,692	5,345,427

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2023	1,880,357	(905,376)	781,343	1,756,324
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320
2020	1,568,826	(656,649)	(122,840)	789,337

Additional 402(v) Disclosure [Text Block]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total on page 78 with certain adjustments as described in footnote 3 below.

PEO Total Compensation Amount	$ 12,063,101	$ 8,273,918	$ 7,883,966	$ 8,101,707
Exclusion of stock awards for PEO Total Compensation Amount	(4,908,202)	(5,363,448)	(4,999,987)	(4,999,972)
Exclusion of stock awards for PEO Total Compensation Amount Second	(3,797,694)
PEO Actually Paid Compensation Amount	10,488,560	(533,002)	23,762,521	5,345,427
PEO Total Compensation Amount Second	5,062,340	0	0	0
PEO Actually Paid Compensation Amount Second	6,302,505
Non-PEO NEO Average Total Compensation Amount	1,880,357	2,118,667	1,822,804	1,568,826
Non-PEO NEO Average Compensation Actually Paid Amount	1,756,324	1,023,263	3,722,320	789,337
Inclusion of stock awards for PEO Total Compensation Amount	3,333,661	(3,443,472)	20,878,542	2,243,692
Adjustment to Compensation Amount Exclusion of Stock Awards and Option Awards for non-PEO NEOs	(905,376)	(922,454)	(687,487)	(656,649)
Total Shareholder Return Amount	163,200	138,880	172,230	76,880
Peer Group Total Shareholder Return Amount	105,650	100,430	116,800	91,650
Net Income (Loss)	$ 228,000,000	$ 645,000,000	$ 717,000,000	$ 412,000,000
Company Selected Measure Amount	1,746	2,050	3,115	2,655
Inclusion of stock awards for PEO Total Compensation Amount Second	$ 5,037,859
Adjustment to Compensation Amount Inclusion of Equity Values for non-PEO NEOs	$ 781,343	$ (172,950)	$ 2,587,003	$ (122,840)
PEO Name	Joe Fisher, John Kane, Mark Heleen and Steve Hauber	Joe Fisher, John Kane, Mark Heleen and Steve Hauber	Joe Fisher, John Kane, Mark Heleen and Steve Hauber	Joe Fisher, John Kane, Mark Heleen, Steve Hauber, Ted Morris and Christian Lown